Note 9 - Stockholders' Equity (Deficit) (Details Textual)					1 Months Ended	3 Months Ended			9 Months Ended
	Jan. 13, 2023	Dec. 29, 2022 USD ($) shares	Dec. 19, 2022	Nov. 15, 2022 shares	Sep. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Sep. 07, 2022 $ / shares	Mar. 31, 2022 $ / shares shares
Preferred Stock, Shares Authorized (in shares)						5,000,000			5,000,000			5,000,000
Common Stock, Shares Authorized (in shares)						1,000,000,000		250,000,000	1,000,000,000	250,000,000		1,000,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares						$ 0.001			$ 0.001		$ 0.001	$ 0.001
Common Stock, Shares, Issued (in shares)						78,268,332			78,268,332			51,987,832
Preferred Stock, Shares Issued (in shares)						0			0			0
Stock Issued During Period, Shares, Acquisitions (in shares)					51,987,832
Shares Issued, Price Per Share (in dollars per share) | $ / shares					$ 0.10		$ 0.10
Stock Issued During Period, Value, Acquisitions | $					$ 5,328,753		$ 2,283,751
Stockholders' Equity Note, Stock Split, Conversion Ratio	4		4
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)						40,000			40,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in dollars per share) | $ / shares						$ 0.025			$ 0.025
Share-Based Payment Arrangement, Expense | $						$ 0		$ 0	$ 0	$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value | $						$ 2,300			$ 2,300
Common Stock, Shares, Outstanding, Ending Balance (in shares)						78,268,332			78,268,332			51,987,832
Preferred Stock, Shares Outstanding, Ending Balance (in shares)						0			0			0
Restricted Stock Units (RSUs) [Member] | Chief Executive Officer [Member]
Share-Based Payment Arrangement, Expense | $									$ 18,750	$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)				10,000,000
Restricted Stock Units (RSUs) [Member] | Chief Executive Officer [Member] | Vesting Quarterly [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period (in shares)				500,000		500,000
Conversion of Notes Payable into Common Shares [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares)		4,000,000
Debt Conversion, Original Debt, Amount | $		$ 60,000